Short-term Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments held	$ 28,191,000	$ 104,167,000
Realized or unrealized gains or losses	$ 0	$ 0	$ 0
Contractual maturities year of all outstanding CDs	2014